UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
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                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21469

                         MEZZACAPPA LONG/SHORT FUND, LLC
               (Exact name of registrant as specified in charter)

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                          630 Fifth Avenue, Suite 2600
                               New York, NY 10111
               (Address of principal executive offices) (Zip code)

                              Christopher S. Nagle
                         c/o Mezzacappa Management, LLC
                          630 Fifth Avenue, Suite 2600
                               New York, NY 10111
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-DIAL-SEI

                     DATE OF FISCAL YEAR END: MARCH 31, 2007

                     DATE OF REPORTING PERIOD: JUNE 30, 2006

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ITEM 1.   SCHEDULE OF INVESTMENTS






MEZZACAPPA LONG/SHORT
FUND, LLC

QUARTERLY REPORT (UNAUDITED)
JUNE 30, 2006

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
MEZZACAPPA LONG/SHORT FUND, LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2006
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                                                                                           % OF
                                                                                         MEMBERS'
PORTFOLIO FUNDS                                          COST              VALUE         CAPITAL* LIQUIDITY**
---------------------------------------------------------------------------------------------------------------
LONG/SHORT EQUITY:
Atticus European LP                                  $  8,750,000      $ 10,468,507        5.03%  Annually
Courage Special Situations Offshore Fund, Ltd.          7,696,782         8,695,777        4.18%  Quarterly
Delta Offshore, Ltd.                                    9,250,000        10,378,375        4.98%  Monthly
ECF Value Fund International, Ltd.                     10,500,000        12,856,549        6.17%  Quarterly
Eminence Fund, Ltd.                                    10,552,098        14,773,997        7.09%  Semi-Annually
FBR Small Cap Fund                                         94,113           187,721        0.09%  Daily
FPA Crescent Fund, Inc.                                   450,143           433,096        0.21%  Daily
Front Street Energy and Power
    Performance Offshore Fund, Inc.                     3,900,000         5,435,044        2.61%  Monthly
Global Undervalued Securities Fund, Ltd.                2,000,000         1,973,696        0.95%  Quarterly
Harbor International Fund                               5,452,805         5,926,643        2.85%  Daily
Prism Offshore Fund, Ltd.                              10,000,000        10,503,671        5.04%  Monthly
SR Global Fund L.P.                                     5,500,000         5,564,706        2.67%  Monthly
SR Phoenicia L.P.                                       5,500,000         5,809,628        2.79%  Quarterly
Seminole Offshore Fund, Ltd.                           11,450,000        13,559,271        6.51%  Quarterly
Third Avenue International Value Fund                   4,380,185         5,134,239        2.46%  Daily
Viking Global Equities III, Ltd.                       11,267,732        14,342,151        6.89%  Quarterly
                                                     -------------------------------------------
        TOTAL LONG/SHORT EQUITY                       106,743,858       126,043,071       60.52%
                                                     -------------------------------------------
MACRO:
Blenheim Global Markets Fund, Ltd.                      4,839,714         5,467,215        2.62%  Monthly
Clarium Capital Fund, Ltd.                              2,000,000         1,843,264        0.89%  Quarterly
Forum Global Opportunities Fund, LP                     4,500,000         4,759,442        2.28%  Quarterly
NWI Explorer Global Macro Fund, L.P.                    3,000,000         2,914,891        1.40%  Monthly
NewSmith Global Opportunities Hedge Fund, Ltd.          5,000,000         4,250,235        2.04%  Monthly
Wexford Offshore Catalyst Fund, Ltd.                    9,200,000        12,549,273        6.03%  Quarterly
Wexford Offshore Spectrum Fund, Ltd.                    5,000,000         6,245,562        3.00%  Quarterly
                                                     -------------------------------------------
        TOTAL MACRO                                    33,539,714        38,029,882       18.26%
                                                     -------------------------------------------
EVENT DRIVEN:
Bay Harbour Partners, Ltd.                              5,500,000         6,015,052        2.89%  Quarterly
Contrarian Fund I Offshore, Ltd.                        9,000,000        11,407,717        5.48%  Annually
Spinnaker Global Emerging Markets Fund, Ltd.            4,500,000         6,175,722        2.96%  Quarterly
Spinnaker Global Opportunity Fund, Ltd.                 6,000,000         7,721,464        3.71%  Quarterly
Wexford Offshore Distressed Debt and Special
    Opportunities Fund Limited                          5,000,000         5,878,776        2.82%  Quarterly
                                                     -------------------------------------------
        TOTAL EVENT DRIVEN                             30,000,000        37,198,731       17.86%
                                                     -------------------------------------------
        TOTAL PORTFOLIO FUNDS                        $170,283,572      $201,271,684       96.64%
                                                     -------------------------------------------

MEZZACAPPA LONG/SHORT FUND, LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2006
--------------------------------------------------------------------------------


*Percentages are based on Members' Capital of $208,269,531.

**Available frequency of redemptions after any applicable lock-up period, which ranges from zero to two years.

At June 30, 2006, the aggregate cost of investments for tax purposes was $170,283,572. Net unrealized appreciation on investments for tax purposes was $30,988,112 consisting of $32,023,073 of gross unrealized appreciation and $(1,034,961) of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 96.64% of Members' Capital, have been valued in accordance with procedures established by the Board of Managers.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     Mezzacappa Long/Short Fund, LLC


By (Signature and Title)*                        /s/ Damon Mezzacappa
                                                 -------------------------------
                                                 Damon Mezzacappa
                                                 Chief Executive Officer

Date: August 21, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                        /s/ Damon Mezzacappa
                                                 -------------------------------
                                                 Damon Mezzacappa
                                                 Chief Executive Officer

Date: August 21, 2006


By (Signature and Title)*                        /s/ Christopher S. Nagle
                                                 -------------------------------
                                                 Christopher S. Nagle
                                                 Chief Financial Officer


Date: August 21, 2006

* Print the name and title of each signing officer under his or her signature.